Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Product Line
Revenue by product line for the 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period was as follows:

	Period From
	December 23 - December 31, 2021 (Successor)	January 1 - December 22, 2021 (Predecessor)	January 1 - December 31, 2020 (Predecessor)
Revenue:
Additive Manufacturing	$567	$17,270	$19,032
Injection Molding	919	27,968	17,093
CNC Machinery	1,372	41,775	9,173
Precision Sheet Metal	1,700	51,751	9,811
Ancillary Product Lines	282	8,592	6,180

Total revenue	$4,840	$147,356	$61,289